UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2009
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    November 6, 2009

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total: $656,993,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NORTHSTAR RLTY FIN CORP        COM              66704R100     4235  1206649 SH       SOLE                  1206649
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    16190   611650 SH       SOLE                   611650
AMERICAN INTL GROUP INC        UNIT 99/99/9999  026874115      323    27949 SH       SOLE                    27949
ALLIANCEBERNSTEIN GBL HGH IN   COM              01879R106    15684  1243807 SH       SOLE                  1243807
ALPINE GLOBAL PREMIER PPTYS    COM SBI          02083A103     7765  1242473 SH       SOLE                  1242473
BLACKROCK LTD DURATION INC T   COM SHS          09249W101    14763  1028757 SH       SOLE                  1028757
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1616       16 SH       SOLE                       16
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    10521     3166 SH       SOLE                     3166
BLACKROCK PFD & EQ ADVANTAGE   COM              092508100     9283   816470 SH       SOLE                   816470
COMCAST CORP NEW               Cl A             20030N101     6624   392409 SH       SOLE                   392409
COMCAST CORP NEW               CL A SPL         20030N200     5880   365698 SH       SOLE                   365698
CNA FINL CORP                  COM              126117100    22634   937594 SH       SOLE                   937594
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208    11533  1445220 SH       SOLE                  1445220
CRYSTAL RIV CAP INC            COM              229393301     3682  3042969 SH       SOLE                  3042969
DU PONT E I DE NEMOURS & CO    COM              263534109     4248   132159 SH       SOLE                   132159
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    10859    29292 SH       SOLE                    29292
FRANKLIN UNVL TR               SH BEN INT       355145103     5888  1078449 SH       SOLE                  1078449
WESTERN ASSET VAR RT STRG FD   COM              957667108    10063   733490 SH       SOLE                   733490
GENERAL COMMUNICATION INC      CL A             369385109    12018  1751942 SH       SOLE                  1751942
HELIOS ADVANTAGE INCOME FD I   COM NEW          42327W206     1782   280637 SH       SOLE                   280637
HOOPER HOLMES INC              COM              439104100     6093  6281746 SH       SOLE                  6281746
HELIOS HIGH INCOME FD INC      COM NEW          42327X204      284    43808 SH       SOLE                    43808
HELIOS MULTI SEC HI INC FD I   COM NEW          42327Y202     2796   626951 SH       SOLE                   626951
HELIOS STRATEGIC INCOME FD I   COM NEW          42328A203      276    55594 SH       SOLE                    55594
HELIOS TOTAL RETURN FUND INC   COM              42327V109     4970   887433 SH       SOLE                   887433
HUNTSMAN CORP                  COM              447011107     8244   904910 SH       SOLE                   904910
MORGAN STANLEY                 INSD CA MUN      61745P825     3063   224585 SH       SOLE                   224585
NUVEEN TAX ADV FLTG RATE FUN   COM              6706EV102     1389   459875 SH       SOLE                   459875
NUVEEN FLOATING RATE INCOME    COM              67072T108     1370   144825 SH       SOLE                   144825
NUVEEN MULT CURR ST GV INCM    COM              67090N109    14494   863776 SH       SOLE                   863776
NUVEEN MULTI STRAT INC & GR    COM              67073B106     5880   850979 SH       SOLE                   850979
NUVEEN MULTI STRAT INC GR FD   COM SHS          67073D102     8310  1152520 SH       SOLE                  1152520
LOEWS CORP                     COM              540424108    13534   395160 SH       SOLE                   395160
LIBERTY GLOBAL INC             COM SER A        530555101      611    27091 SH       SOLE                    27091
LIBERTY GLOBAL INC             COM SER C        530555309    13659   608144 SH       SOLE                   608144
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    23893  1142116 SH       SOLE                  1142116
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      336   241828 SH       SOLE                   241828
MFS CHARTER INCOME TR          SH BEN INT       552727109     6907   767393 SH       SOLE                   767393
MFS MULTIMARKET INCOME TR      SH BEN INT       552737108     5860   925735 SH       SOLE                   925735
MCCLATCHY CO                   CL A             579489105     1816   709293 SH       SOLE                   709293
MTR GAMING GROUP INC           COM              553769100     4004  1308343 SH       SOLE                  1308343
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    14118   865096 SH       SOLE                   865096
MERCK & CO INC                 COM              589331107     9531   301314 SH       SOLE                   301314
MONTGOMERY STR INCOME SECS I   COM              614115103      446    29697 SH       SOLE                    29697
NII HLDGS INC                  CL B NEW         62913F201      192     6391 SH       SOLE                     6391
OWENS ILL INC                  COM NEW          690768403     5353   145080 SH       SOLE                   145080
PRESTIGE BRANDS HLDGS INC      COM              74112D101     1970   279765 SH       SOLE                   279765
PIMCO FLOATING RATE STRTGY F   COM              72201J104    11350  1145313 SH       SOLE                  1145313
PUTNAM MASTER INTER INCOME T   SH BEN INT       746909100     7651  1277217 SH       SOLE                  1277217
PARK OHIO HLDGS CORP           COM              700666100     3766   431875 SH       SOLE                   431875
PARKWAY PPTYS INC              COM              70159Q104     6754   342851 SH       SOLE                   342851
PROLOGIS                       SH BEN INT       743410102     4856   407358 SH       SOLE                   407358
PUTNAM PREMIER INCOME TR       SH BEN INT       746853100     2292   391800 SH       SOLE                   391800
Q E P INC                      COM              74727K102     2274   441595 SH       SOLE                   441595
RCN CORP                       COM NEW          749361200     6514   700428 SH       SOLE                   700428
SAFEGUARD SCIENTIFICS INC      COM NEW          786449207     1026    93499 SH       SOLE                    93499
ISTAR FINL INC                 COM              45031U101     5840  1921070 SH       SOLE                  1921070
SPECTRUM BRANDS INC NEW        COM NEW          84762L204     7218   313813 SH       SOLE                   313813
SEMPRA ENERGY                  COM              816851109    16768   336646 SH       SOLE                   336646
SOUTHERN UN CO NEW             COM              844030106      411    19793 SH       SOLE                    19793
SAFEWAY INC                    COM NEW          786514208    16240   823530 SH       SOLE                   823530
TORCHMARK CORP                 COM              891027104    14228   327601 SH       SOLE                   327601
TRAVELERS COMPANIES INC        COM              89417E109    14174   287924 SH       SOLE                   287924
TESORO CORP                    COM              881609101    10899   727543 SH       SOLE                   727543
UNITRIN INC                    COM              913275103    15438   792103 SH       SOLE                   792103
VALERO ENERGY CORP NEW         COM              91913Y100    12055   621737 SH       SOLE                   621737
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    13770   612014 SH       SOLE                   612014
VERMONT PURE HOLDINGS LTD NEW  COM              924237100      557   856282 SH       SOLE                   856282
WINN DIXIE STORES INC          COM NEW          974280307     3059   233170 SH       SOLE                   233170
WILLIAMS COS INC DEL           COM              969457100    10711   599401 SH       SOLE                   599401
WESCO FINL CORP                COM              950817106    12584    38660 SH       SOLE                    38660
WHITE MTNS INS GROUP LTD       COM              G9618E107    16653    54242 SH       SOLE                    54242
WHX CORP                       COM PAR $.01 NEW 929248607      196   102191 SH       SOLE                   102191
XL CAP LTD                     CL A             G98255105    25551  1463404 SH       SOLE                  1463404
ASBURY AUTOMOTIVE GROUP INC    NOTE 3.000% 9/1  043436AG9     5669  6977000 SH       SOLE                  6977000
COVANTA HLDG CORP              DBCV 1.000% 2/0  22282EAA0     3159  3489000 SH       SOLE                  3489000
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7       56    58000 SH       SOLE                    58000
LEVEL 3 COMMUNICATIONS INC     NOTE 5.250%12/1  52729NBF6     5649  6336000 SH       SOLE                  6336000
LEVEL 3 COMMUNICATIONS INC     NOTE 3.500% 6/1  52729NBK5     5624  7075000 SH       SOLE                  7075000
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1    15539 17765000 SH       SOLE                 17765000
NASH FINCH CO                  FRNT 3.500% 3/1  631158AD4     8219 19648000 SH       SOLE                 19648000
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5     9205 10190000 SH       SOLE                 10190000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3    15611 16746000 SH       SOLE                 16746000
YELLOW ROADWAY CORP            NOTE 5.000% 8/0  985577AA3    10437 19278000 SH       SOLE                 19278000